AVAILABLE-FOR-SALE SECURITIES (Narrative) (Details) HKD in Thousands, ¥ in Millions	1 Months Ended					12 Months Ended
	May. 31, 2015 USD ($)	Apr. 30, 2015 USD ($) shares	Feb. 28, 2015 USD ($) shares	Feb. 28, 2014 USD ($)	Feb. 28, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jan. 31, 2015 USD ($) shares	Jan. 31, 2015 HKD shares
AVAILABLE-FOR-SALE SECURITIES [Line Items]
Realized gain from partial disposal of shares						$ 536,016
Cash dividend received						628,417
Impairment to available-for-sale securities						$ 0	$ 0
Minimum [Member]
AVAILABLE-FOR-SALE SECURITIES [Line Items]
Contractual maturities of the available-for-sales debt securities						2 years
Maximum [Member]
AVAILABLE-FOR-SALE SECURITIES [Line Items]
Contractual maturities of the available-for-sales debt securities						5 years
Ourgame [Member]
AVAILABLE-FOR-SALE SECURITIES [Line Items]
Payments to acquire available-for-sale securities				$ 16,300,000	¥ 100
Realized gain from partial disposal of shares						$ 48,872
Cash dividend received						628,417
Forgame [Member]
AVAILABLE-FOR-SALE SECURITIES [Line Items]
Realized gain from partial disposal of shares						$ 487,144
Number of shares owned | shares									8,890,000	8,890,000
Cost of investment									$ 16,100,000	HKD 124,510
Cream Soft Games Co., Ltd. [Member]
AVAILABLE-FOR-SALE SECURITIES [Line Items]
Payments to acquire available-for-sale securities			$ 800,000
Convertible redeemable preferred shares acquired | shares			3,275
Percentage of voting interest acquired			20.00%
Blue Mobile Capital Ltd [Member]
AVAILABLE-FOR-SALE SECURITIES [Line Items]
Payments to acquire available-for-sale securities		$ 800,000
Convertible redeemable preferred shares acquired | shares		1,764,706
Percentage of voting interest acquired		15.00%
RL [Member]
AVAILABLE-FOR-SALE SECURITIES [Line Items]
Payments to acquire available-for-sale securities	$ 800,000
Percentage of voting interest acquired	15.00%